FAIR VALUE	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
Fair Value of Financial Instruments — The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and establishes the disclosure requirements regarding fair value measurements. Fair value is defined as the price that would be received in the sale of an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.
Level 2 Inputs—Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 Inputs—Unobservable inputs reflecting our assessment of assumptions that market participants would use in pricing the asset or liability. We develop these inputs based on the best information available.
Our available-for-sale debt investments are measured at fair value on a recurring basis, consisting of investment grade high quality fixed income assets, which are priced using quoted market prices for similar instruments or unbinding market prices that are corroborated by observable market data, which represents a Level 2 fair value measurement.

The Public and Private Placement Warrants are measured at fair value on a recurring basis. We will continue to adjust these liabilities for changes in the fair value of the Public and Private Placement Warrants until the warrants are exercised, redeemed or cancelled. Prior to the redemption of the Public Warrants on April 5, 2021, the Public Warrants were traded on the NYSE and were recorded at fair value using the closing stock price as of the measurement date, which represents a Level 1 fair value measurement.
The fair value of the Private Placement Warrants is established using Level 2 inputs and determined using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires inputs such as the fair value of our Common Stock, the risk-free interest rate, expected term, expected dividend yield and expected volatility. The fair value of our Common Stock is considered a Level 1 input as our Common Stock is freely traded on the NYSE. The risk-free interest rate assumption is determined by using the U.S. Treasury rates of the same period as the expected term of the Private Placement Warrants, which is 3.75 years. The dividend yield assumption is based on the dividends expected to be paid over the expected life of the warrant. Our volatility is derived from several publicly traded peer companies.
As of March 31, 2022 and December 31, 2021, assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	March 31, 2022
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt investments:
Municipal securities	15,510	—	15,510	—
Corporate debt securities	10,038	—	10,038	—
Total	$25,548	$—	$25,548	$—

Financial Liabilities:
Private Placement Warrants	$254	$—	$254	$—
Total	$254	$—	$254	$—

	December 31, 2021
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash equivalents:
U.S. Treasury Bills	$263	$263	$—	$—
Subtotal	$263	$263	$—	$—
Available-for-sale debt investments:
U.S. government securities	27,971	—	27,971	—
Municipal securities	37,223	—	37,223	—
Corporate debt securities	21,584	—	21,584	—
Asset-backed securities	5,881	—	5,881	—
U.S. agency mortgage-backed securities	4,650	—	4,650	—
Subtotal	97,309	—	97,309	—
Total	$97,572	$263	$97,309	$—

Financial liabilities:
Private Placement Warrants	1,526	—	1,526	—
Total	$1,526	$—	$1,526	$—

The key assumptions used to determine the fair value of the Private Placement Warrants as of March 31, 2022 and December 31, 2021 using the Black-Scholes model were as follows:

Fair Value Assumptions	March 31, 2022	December 31, 2021
Risk-free interest rate	2.42%	1.11%
Expected term (in years)	3.75	4
Expected volatility	60%	53%
Dividend yield	—	—
Fair value of common stock	$1.49	$3.65